SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
SHAREHOLDERS' EQUITY
Schedule of share capital

	2021		2020		2019
(thousands)	Shares	Amount	Shares	Amount	Shares	Amount
Balance, beginning of year	222,548	$3,113,829	221,744	$3,106,875	239,411	$3,294,496

Issued/(Purchased) for cash:
Issue of shares (net of tax effected issue costs)	33,062	99,516	—	—	—	—
Purchase of common shares under Normal Course Issuer Bid	(12,898)	(128,686)	(340)	(3,582)	(18,231)	(190,917)

Non-cash:
Share-based compensation – treasury settled(1)	1,140	9,402	1,160	10,694	564	3,296
Cancellation of predecessor shares	—	—	(16)	(158)	—	—
Balance, end of year	243,852	$3,094,061	222,548	$3,113,829	221,744	$3,106,875
(1)	The amount of shares issued on LTI settlement is net of employee withholding taxes.

Summary of share-based compensation expense which is included in General and Administrative expense on the Consolidated Income Statements

($ thousands)	2021	2020	2019
Cash:
Long-term incentive plans (recovery)/expense	$6,875	$(934)	$512
Non-Cash:
Long-term incentive plans expense	13,789	9,720	16,814
Equity swap (gain)/loss	(1,870)	964	234
Share-based compensation expense	$18,794	$9,750	$17,560

Schedule of PSU, RSU and DSU activity

For the year ended December 31, 2021	Cash-settled LTI Plans	Equity-settled LTI Plans		Total
(thousands of units)	DSU	PSU(1)	RSU
Balance, beginning of year	555	2,552	1,825	4,932
Granted	269	2,158	2,207	4,634
Vested	(235)	(728)	(890)	(1,853)
Forfeited	—	—	(77)	(77)
Balance, end of year	589	3,982	3,065	7,636
(1)	Based on underlying awards before any effect of the performance multiplier.

Schedule of cumulative share-based compensation expense recognized to-date

At December 31, 2021 ($ thousands, except for years)	PSU(1)	RSU	Total
Cumulative recognized share-based compensation expense	$12,791	$10,554	$23,345
Unrecognized share-based compensation expense	9,050	4,303	13,353
Fair value	$21,841	$14,857	$36,698
Weighted-average remaining contractual term (years)	1.9	1.5
(1)	Includes estimated performance multipliers.

Schedule of net income/(loss) per share

(thousands, except per share amounts)	2021	2020	2019
Net income/(loss)	$234,441	$(693,351)	$(204,400)

Weighted average shares outstanding – Basic	251,909	222,503	231,334
Dilutive impact of share-based compensation(1)	7,942	—	—
Weighted average shares outstanding – Diluted	259,851	222,503	231,334
Net income/(loss) per share
Basic	$0.93	$(3.12)	$(0.88)
Diluted	$0.90	$(3.12)	$(0.88)
(1)	For the years ended December 31, 2020 and 2019, the impact of share-based compensation was anti-dilutive as a conversion to shares would not increase the loss per share.